Net Income and Other Comprehensive Income (Loss) - Other Gains and Losses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis Of Income And Expense [Abstract]
Net foreign currency exchange gains (losses)	$ (88)		$ 181	$ 63
Gain on disposal of financial instruments	3	$ 0	0	0
Valuation gain (loss) on financial assets and liabilities at fair value through profit or loss, net	1	0	(1)	0
Gain (loss) on disposal of investments accounted for using equity method	0	0	(2)	4
Impairment loss on investments accounted for using equity method	0	0	0	(8)
Impairment loss on available-for-sale financial assets	0	0	(577)	(107)
Others	(48)		(49)	(180)
Other gains and losses	$ (132)	$ (4)	$ (448)	$ (228)